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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, Ohio	43219

	(Address of principal executive offices)	(Zip code)

3435 Stelzer Road	Columbus, Ohio	43219

	(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: 5/31/05

Date of reporting period: 8/31/04

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (62.2%):
Federal Farm Credit Bank (1.7%):
$10,000,000	1.47%, 9/28/04	$9,988,975

Federal Home Loan Bank (10.6%):
13,000,000	1.44%, 9/1/04	13,000,000
25,000,000	1.30%, 9/3/04	24,998,194
25,000,000	1.59%, 10/27/04	24,938,167

		62,936,361

Federal Home Loan Mortgage Corporation (23.1%):
20,000,000	1.48%, 9/7/04	19,995,067
12,700,000	1.44%, 9/8/04	12,696,444
30,000,000	1.49%, 9/21/04	29,975,167
25,000,000	1.53%, 9/28/04	24,971,406
20,000,000	1.58%, 10/18/04	19,958,744
25,000,000	1.52%, 11/1/04	24,935,611
5,000,000	1.88%, 1/15/05	5,013,465

		137,545,904

Federal National Mortgage Association (26.8%):
19,286,000	1.40%, 9/1/04	19,286,000
31,128,000	1.48%, 9/8/04	31,119,021
30,000,000	1.35%, 9/14/04	29,985,375
25,000,000	1.40%, 9/17/04	24,984,444
9,560,000	1.48%, 9/22/04	9,551,747
9,035,000	1.50%, 9/29/04	9,024,459
1,000,000	6.27%, 9/30/04	1,003,922
20,000,000	1.60%, 10/22/04	19,954,667
10,000,000	1.63%, 1/3/05	10,000,000
5,000,000	1.56%, 5/13/05	5,000,000

		159,909,635

Total U.S. Government Agency Obligations		370,380,875

Commercial Paper (24.1%):
Beverages (3.0%):
18,000,000	Coca-Cola Company, 1.54%, 10/12/04	17,968,430

Energy (2.9%):
7,000,000	Chevron Texaco, Inc., 1.49%, 9/10/04	6,997,393
10,000,000	Chevron Texaco, Inc., 1.50%, 10/1/04	9,987,500

		16,984,893

Financial Services (14.8%):
22,000,000	Bear Stearns Company, 1.52%, 9/16/04	21,986,067
25,000,000	General Electric Capital Corporation, 1.52%, 9/24/04	24,975,721
22,000,000	Merrill Lynch & Company, 1.44%, 9/2/04	21,999,120

Principal	Security
Amount	Description	Value
20,000,000	Wells Fargo & Company, 1.51%, 9/30/04	19,975,672

		88,936,580

Utilities (3.4%):
20,000,000	National Rural Utilities, 1.54%, 9/23/04	19,981,178

Total Commercial Paper		133,883,581

Corporate Bonds (1.7%):
Beverages (0.4%):
2,300,000	Pepsico, Inc., 4.50%, 09/15/04	2,302,824

Energy (0.8%):
5,000,000	Chevron Texaco, Inc., 6.63%, 10/1/04	5,021,865

Retail (0.5%):
3,000,000	McDonald’s Corporation, 4.15%, 2/15/05	3,037,957

Total Corporate Bonds		10,362,646

Municipal Bonds (1.1%):
Mississippi (1.1%):
6,580,000	Mississippi Business Finance Corporation, 1.64%, 4/1/21*	6,580,000

Total Municipal Bonds		6,580,000

Certificates of Deposit (3.4%):
Financial Services (3.4%):
10,000,000	1ST Tennessee Bank, 1.44%, 9/1/04	10,000,000
10,000,000	1ST Tennessee Bank, 1.53%, 9/10/04	10,000,000

Total Certificates of Deposit		20,000,000

Repurchase Agreements (7.6%):
45,517,853	Bank of America Securities, 1.53%, 9/1/04, with a maturity value of $45,519,788	45,517,853
	(collateralized at 102% by Federal National Mortgage Association notes with a maturity date of 2/1/11 and value of $46,426,549.50)

Total Repurchase Agreements		45,517,853

Total (Amortized Cost $596,712,455) (a)		$596,712,455

Percentages indicated are based on net assets of $596,378,156.

(a)	Cost for federal income tax and financial reporting purposes is the same.

*	Variable Rate Note.

See notes to schedule of investments.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

Shares or
Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (97.9%):
Federal Farm Credit Bank (5.0%):
$4,000,000	2.50%, 3/15/06	$4,005,000

Federal Home Loan Bank (24.0%):
5,000,000	4.00%, 2/15/05	5,050,000
5,000,000	3.25%, 8/15/05	5,055,315
3,000,000	3.50%, 5/15/07	3,041,349
3,000,000	2.30%, 7/24/07	2,936,250
3,000,000	3.80%, 8/24/07	3,041,397

		19,124,311

Federal Home Loan Mortgage Corporation (13.9%):
1,000,000	3.25%, 11/15/04	1,002,955
3,500,000	6.88%, 1/15/05	3,565,603
2,000,000	2.42%, 5/12/06	1,998,140
1,500,000	2.00%, 7/7/06	1,483,824
3,000,000	4.00%, 1/14/09	3,000,717

		11,051,239

Federal National Mortgage Association (15.1%):
2,000,000	5.75%, 6/15/05	2,058,122
1,000,000	2.13%, 4/15/06	995,083
3,000,000	3.13%, 7/15/06	3,030,201
1,431,000	3.50%, 3/25/09	1,441,806
4,448,761	4.50%, 3/25/21	4,511,282

		12,036,494

U.S. Government Agency Mortgages (39.8%):
3,500,000	Federal Home Loan Mortgage Corporation, 5.00%, 9/15/12, Series 2702 WA	3,601,920
3,000,000	Federal Home Loan Mortgage Corporation, 4.50%, 12/15/17, Series 2690 TB	3,066,030
5,000,000	Federal Home Loan Mortgage Corporation, 4.00%, 5/15/22, Series 2693 JC	5,095,100
5,000,000	Federal Home Loan Mortgage Corporation, 3.50%, 9/15/22, Series 2715 QB	5,012,450
3,330,838	Government National Mortgage Association, 3.75%, 12/20/23, Series 2003-66 HG	3,351,317
4,673,875	Government National Mortgage Association, 4.00%, 7/20/26, Series 2003-41 PA	4,713,509
4,000,000	Government National Mortgage Association, 3.25%, 6/16/27, Series 2004-26 HD	3,980,054
2,914,222	Government National Mortgage Association, 3.47%, 4/20/34, Series 2004-22 BK	2,890,501

		31,710,881

Total U.S. Government Agency Obligations		77,927,925

Corporate Bonds (0.6%):
Utilities - Electric (0.6%):
500,000	Texas Utilities Senior Note, 6.38%, 10/1/04	501,931

Total Corporate Bonds		501,931

Affiliated Investments (1.4%):
1,148,238	Performance Money Market Fund (b)	1,148,238

Total Affiliated Investments		1,148,238

Total (Cost $79,672,207) (a)		$79,578,094

Percentages indicated are based on net assets of $79,679,169.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$375,989
Unrealized depreciation	(470,102)

Net unrealized depreciation	$(94,113)

(b)	Institutional class of shares.

See notes to schedule of investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

Shares or
Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (61.8%):
Federal Agricultural Mortgage Corporation (1.3%):
$1,000,000	5.93%, 6/4/08	$1,089,340

Federal Farm Credit Bank (2.6%):
2,000,000	5.88%, 7/28/08	2,177,500

Federal Home Loan Bank (3.8%):
2,000,000	7.13%, 2/15/05	2,047,536
1,000,000	6.38%, 8/15/06	1,070,620

		3,118,156

Federal Home Loan Mortgage Corporation (20.0%):
2,000,000	1.60%, 10/26/04	1,995,000
2,000,000	6.63%, 9/15/09	2,261,732
1,000,000	5.63%, 3/15/11	1,086,214
3,000,000	4.50%, 11/15/13, Series 2770 UH	3,054,030
2,000,000	4.50%, 2/15/15, Series 2658 PD	2,015,400
3,000,000	4.00%, 5/15/15, Series 2617 UM	2,972,490
3,000,000	4.50%, 7/15/15, Series 2633 PC	3,017,610

		16,402,476

Federal National Mortgage Association (12.3%):
2,000,000	1.55%, 10/1/04	1,997,384
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	3,023,112
268,224	7.00%, 4/1/20, Pool #253299	287,050
201,255	7.50%, 9/1/29, Pool #252717	216,247
1,573,865	4.00%, 12/25/29, Series 2003-27 EC	1,560,111
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,067,883

		10,151,787

Government National Mortgage Association (11.7%):
5,460	9.00%, 3/15/20, Pool #271741	6,148
2,686,953	4.00%, 4/16/28, Series 2003-34 PH	2,686,899
625,044	7.00%, 10/15/29, Pool #510559	668,666
251,812	7.50%, 10/15/29, Pool #510534	271,859
743,062	8.00%, 2/15/30, Pool #529127	812,107
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,140,459
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,057,120

		9,643,258

Tennessee Valley Authority (10.1%):
2,000,000	6.38%, 6/15/05	2,067,500
2,000,000	7.14%, 5/23/12	2,360,000
3,500,000	6.00%, 3/15/13	3,859,167

		8,286,667

Total U.S. Government Agency Obligations		50,869,184

U.S. Treasury Obligations (8.8%):
U.S. Treasury Inflation Protected Bonds (8.8%):
2,945,620	3.50%, 1/15/11	3,633,444
3,000,000	3.38%, 1/15/12	3,623,916

Total U.S. Treasury Obligations		7,257,360

Shares or
Principal	Security
Amount	Description	Value
Corporate Bonds (27.1%):
Aerospace/Defense (1.3%):
250,000	Raytheon Company, 7.38%, 7/15/25	260,625
250,000	Rockwell International Corporation, 6.63%, 6/1/05	257,151
500,000	Rockwell International Corporation, 6.15%, 1/15/08	543,125

		1,060,901

Automotive (1.3%):
1,000,000	General Motors Corporation, 7.10%, 3/15/06	1,043,750

Beverages (1.4%):
1,000,000	Coca-Cola Enterprises, 7.13, 9/30/09	1,146,250

Chemicals (1.0%):
500,000	Air Products & Chemicals, Inc., 7.38%, 5/1/05	516,250
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	276,250

		792,500

Consumer Non-Durable (0.4%):
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	292,813

Electric & Electronic Equipment (1.4%):
1,000,000	Emerson Electric, 7.13%, 8/15/10	1,155,000

Financial Services (9.3%):
500,000	American General Corporation, 6.75%, 6/15/05	517,500
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	588,125
1,000,000	Bear Stearns Company, Inc., 7.63%, 2/1/05	1,023,154
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	274,688
500,000	CNA Financial Corporation, 6.60%, 12/15/08	541,501
250,000	First Bank, 6.88%, 4/1/06	265,938
1,000,000	Ford Motor Credit Corporation, 7.75%, 2/15/07	1,093,705
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	753,188
500,000	Household Finance Corporation, 6.88%, 3/1/07	544,112
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	590,000
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	544,827
500,000	NationsBank, 6.38%, 5/15/05	514,375
500,000	Texaco Capital, Inc., 5.70%, 12/1/08	515,000

		7,766,113

Food Products & Services (2.6%):
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,136,250
1,000,000	Heinz (H.J.) Company, 6.00%, 3/15/08	1,084,775

		2,221,025

Office Equipment & Services (1.2%):
1,000,000	Pitney Bowes, Inc., 5.95%, 2/1/05	1,013,678

Railroads (2.0%):
500,000	Norfolk Southern Railway Corporation, 7.00%, 6/15/05	517,500
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,135,000

		1,652,500

Retail (0.7%):
500,000	Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06	535,625

Telecommunications (2.2%):
500,000	AT&T Corporation, 6.00%, 3/15/09	497,500
250,000	Motorola, Inc., 6.50%, 3/1/08	268,438
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26	264,375

Shares or
Principal	Security
Amount	Description	Value
500,000	Southern New England Telephone Company, 7.00%, 8/15/05	521,250
240,000	Southern New England Telephone Company, 7.13%, 8/1/07	264,600

		1,816,163

Utilities (2.3%):
250,000	Consolidated Edison Company of New York, Inc., 6.63%, 7/1/05	258,750
250,000	Northern States Power Company, 7.13%, 7/1/25	291,875
250,000	PacifiCorp PLC, 6.63%, 6/1/07	271,250
1,000,000	South Carolina Electric and Gas, 7.50%, 6/15/05	1,038,750

		1,860,625

Total Corporate Bonds		22,356,943

Affiliated Investments (1.8%):
1,504,646	Performance Money Market Fund (b)	1,504,646

Total Affiliated Investments		1,504,646

Total (Cost $77,677,188) (a)		$81,988,133

Percentages indicated are based on net assets of $82,407,194.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,586,838
Unrealized depreciation	(275,893)

Net unrealized appreciation	$4,310,945

(b)	Institutional class of shares.

See notes to schedules of investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (93.8%):
Aerospace/Defense (1.6%):
14,400	Northrop Grumman Corporation	$743,760
21,000	Rockwell International Corporation	819,000

		1,562,760

Automotive (1.4%):
11,000	Cummins Engine, Inc.	740,190
11,500	Eaton Corporation	694,025

		1,434,215

Beverages (3.5%):
35,000	Anheuser-Busch Companies, Inc.	1,848,000
33,000	PepsiCo, Inc.	1,650,000

		3,498,000

Business Equipment & Services (1.5%):
8,000	Ebay, Inc. (b)	692,320
18,500	Ryder System, Inc.	810,485

		1,502,805

Capital Goods (1.7%):
13,000	Black & Decker Corporation	896,090
20,000	Sherwin-Williams Company	826,000

		1,722,090

Chemicals (0.8%):
20,000	Praxair, Inc.	811,600

Commercial Services (1.7%):
24,000	AutoDesk, Inc.	1,065,840
29,000	Cendant Corporation	627,270

		1,693,110

Computer Software (4.9%):
69,000	Cisco Systems, Inc. (b)	1,294,440
130,000	Microsoft Corporation	3,549,000

		4,843,440

Computers (3.9%):
49,000	Dell, Inc. (b)	1,707,160
14,000	Electronic Arts, Inc. (b)	696,920
17,000	International Business Machines Corporation	1,439,730

		3,843,810

Construction (2.2%):
24,000	Masco Corporation	771,120
9,000	Nucor Corporation	704,610
12,000	Pulte Corporation	707,400

		2,183,130

Consumer Durable (0.8%):
16,000	Danaher Corporation	822,720

Consumer Goods & Services (11.6%):
14,000	Alberto-Culver Co., Class B	676,060

	Security
Shares	Description	Value
18,000	American Standard Companies, Inc. (b)	676,980
41,000	Archer-Daniels-Midland Company	654,770
15,000	Avon Products, Inc.	662,700
22,000	Ball Corporation	821,480
18,000	Brunswick Corporation	707,580
19,700	Gillette Company	837,250
16,000	Hershey Foods Corporation	772,480
23,000	Kimberly-Clark Corporation	1,534,100
9,000	McGraw-Hill Companies, Inc.	681,570
9,500	Nike, Inc., Class B	715,445
25,000	Procter & Gamble Company	1,399,250
21,500	Wrigley (WM.) Jr. Company	1,333,645

		11,473,310

Diversified (9.4%):
34,000	Alcoa, Inc.	1,100,920
28,000	Edison International	752,640
107,000	General Electric Company	3,508,530
7,720	Illinois Tool Works, Inc.	704,759
9,500	ITT Industries, Inc.	751,450
18,600	Textron, Inc.	1,180,914
28,000	Thomas & Betts Corporation	688,800
22,000	Tyco International Limited	689,040

		9,377,053

Energy (9.9%):
12,000	Anadarko Petroleum Corporation	710,640
16,000	BJ Services Company (b)	768,800
20,500	Burlington Resources, Inc.	742,715
20,000	ChevronTexaco Corporation	1,950,000
10,000	Conocophillips	744,300
10,000	Devon Energy Corporation	648,100
13,000	EOG Resources, Inc.	751,010
94,000	Exxon Mobil Corporation	4,333,400
15,000	Occidental Petroleum Corporation	774,750
21,000	Sempra Energy	759,150

		12,182,865

Financial Services (10.7%):
29,000	American Express Company	1,450,580
55,158	Bank of America Corporation	2,481,007
9,500	Capital One Financial Corporation	643,720
50,000	Citigroup, Inc.	2,329,000
21,000	Countrywide Financial Corporation	746,550
10,000	Moody’s Corporation	685,600
11,000	Morgan Stanley Dean Witter & Company	558,030
29,896	Wells Fargo & Company	1,756,390

		10,650,877

Health Care (10.6%):
8,500	Aetna Inc.	787,525
11,000	Bausch & Lomb, Inc.	725,450
14,000	Becton, Dickinson & Company	673,680
14,000	Biomet, Inc.	639,100
15,000	C.R. Bard, Inc.	841,500
38,000	Johnson & Johnson, Inc.	2,207,800
100,000	Pfizer, Inc.	3,267,000
8,500	Quest Diagnostics, Inc.	727,600
11,000	UnitedHealth Group, Inc.	727,430

		10,597,085

	Security
Shares	Description	Value
Insurance (4.5%):
20,300	Allstate Corporation	958,363
28,000	American International Group, Inc.	1,994,720
21,000	MetLife, Inc.	782,250
15,000	Safeco Corporation	722,550

		4,457,883

Retail (5.7%):
13,000	McDonald’s Corporation	351,260
17,000	Nordstrom, Inc.	631,210
17,000	Starbucks Corporation (b)	735,080
40,000	Wal-Mart Stores, Inc.	2,106,800
30,500	Walgreen Company	1,111,725
18,000	YUM! Brands	714,780

		5,650,855

Technology (1.0%):
26,000	QUALCOMM, Inc.	989,300

Telecommunications (0.3%):
16,000	Sprint Corporation	314,880

Tobacco (0.7%):
10,000	Fortune Brands, Inc.	731,500

Transportation & Shipping (0.4%):
5,000	FedEx Corporation	409,950

Utilities (2.7%):
17,000	Entergy Corporation	1,025,100
21,000	Exelon Corporation	773,850
30,000	Southern Company	910,500

		2,709,450

Total Common Stocks		93,462,688

Depositary Receipts (4.3%):
75,000	iShares S&P 500	4,252,500

Total Depositary Receipts		4,252,500

Affiliated Investments (1.9%):
1,936,904	Performance Money Market Fund (c)	1,936,904

Total Affiliated Investments		1,936,904

Total (Cost $68,960,473) (a)		$99,652,092

Percentages indicated are based on net assets of $99,694,960.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$31,481,089
Unrealized depreciation	(789,470)

Net unrealized appreciation	$30,691,619

(b) Non-income producing security.

(c) Institutional class of shares.

See notes to schedule of investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks (90.0%):
Automotive (0.8%):
10,000	Borg Warner Automotive, Inc.	$447,400
5,000	Lear Corporation	269,400

		716,800

Beverages (0.9%):
22,000	Constellation Brands, Inc. (b)	808,940

Business Equipment & Services (2.1%):
14,666	ChoicePoint, Inc. (b)	619,639
8,000	Manpower, Inc.	337,840
15,000	Zebra Technologies Corporation (b)	857,250

		1,814,729

Capital Goods (5.3%):
13,000	Fastenal Company	816,140
20,000	Graco, Inc.	624,000
16,000	Harman International Industries, Inc.	1,547,040
11,000	Precision Castparts Corporation	605,990
22,000	Weatherford International, Inc. (b)	1,019,480

		4,612,650

Chemicals (0.7%):
13,000	Airgas, Inc.	289,250
7,000	Cytec Industries, Inc.	337,680

		626,930

Computers (5.9%):
8,000	DST Systems, Inc. (b)	361,920
58,000	Electronic Arts, Inc. (b)	2,887,240
38,000	Symantec Corporation (b)	1,822,480

		5,071,640

Construction (0.7%):
14,000	Lennar Corporation	641,200

Consumer Goods & Services (8.1%):
21,000	American Standard Companies, Inc. (b)	789,810
6,000	Carlisle Companies, Inc.	366,300
8,000	Church & Dwight, Inc.	359,760
27,000	Dean Foods Company (b)	1,000,890
13,000	Dun & Bradstreet Corporation (b)	716,820
19,500	Harte Hanks, Inc.	483,795
12,000	Mandalay Resort Group	814,080
9,000	Mohawk Industries, Inc. (b)	692,280
16,000	Republic Services, Inc.	447,200
1,500	Washington Post Company	1,302,750

		6,973,685

Shares or
Principal	Security
Amount	Description	Value
Diversified (2.7%):
16,000	Leucadia National Corporation	864,000
18,000	Pentair, Inc.	598,320
18,000	Rayonier, Inc.	834,660

		2,296,980

Electronics (0.9%):
30,000	Microchip Technology, Inc.	791,700

Energy (9.2%):
24,000	Murphy Oil Corporation	1,812,240
11,000	Peabody Energy Corporation	586,520
41,000	Plains Exploration & Product Company (b)	795,810
17,000	Questar Corporation	691,560
18,000	Smith International, Inc. (b)	1,025,640
30,000	Valero Energy Corporation	1,980,900
39,000	XTO Energy, Inc.	1,093,560

		7,986,230

Entertainment (0.6%):
31,000	Caesars Entertainment Inc. (b)	478,950

Financial Services (18.0%):
19,800	Associated Bancorp	619,740
17,000	Bank of Hawaii Corporation	807,160
32,000	Banknorth Group, Inc.	1,087,040
9,000	City National Corporation	593,820
13,000	Commerce Bancorp	682,110
22,000	Compass Bancshares, Inc.	1,017,500
11,000	Eaton Vance Corporation	441,650
14,000	Fidelity National Financial, Inc.	527,100
39,000	GreenPoint Financial Corporation	1,717,949
31,000	Hibernia Corporation	832,350
19,000	Investors Financial Services Corporation	881,220
11,000	Legg Mason, Inc.	887,480
18,000	Mercantile Bankshares Corporation	856,800
16,000	National Commerce Financial Company	538,240
47,000	New York Community Bancorp	1,003,450
16,000	Radian Group, Inc.	708,800
51,000	Sovereign Bancorp	1,114,860
13,000	TCF Financial Corporation	827,840
7,000	West America Bancorporation	369,180

		15,514,289

Food (1.4%):
26,000	Hormel Foods Corporation	694,200
30,000	Tyson Foods, Inc., Class A	494,400

		1,188,600

Health Care (11.5%):
40,000	Beckman Coulter, Inc.	2,231,600
16,000	Covance, Inc. (b)	599,200
16,000	Coventry Health Care, Inc. (b)	812,480
15,000	Dentsply International	764,250
23,000	Gilead Sciences, Inc. (b)	1,589,990
10,000	Lincare Holdings, Inc. (b)	321,400
12,000	Patterson Companies, Inc. (b)	878,760
18,000	Quest Diagnostics, Inc.	1,540,800
8,000	Sepracor, Inc. (b)	396,880
12,078	UnitedHealth Group, Inc.	798,718

		9,934,078

Shares or
Principal	Security
Amount	Description	Value
Insurance (4.6%):
27,000	American Financial Group, Inc.	795,150
14,000	Brown & Brown, Inc.	628,600
22,500	Old Republic International Corporation	529,875
11,000	StanCorp Financial Group, Inc.	797,500
15,000	The PMI Group, Inc.	622,950
14,000	W.R. Berkley	565,320

		4,803,395

Raw Materials (0.5%):
10,000	Valspar Corporation	472,900

Restaurants (0.9%):
25,000	Brinker International, Inc. (b)	761,250

Retail (5.4%):
12,000	Barnes & Noble, Inc. (b)	414,720
8,000	Chico’s FAS, Inc. (b)	327,200
36,000	Claire’s Stores, Inc.	876,240
16,000	Coach, Inc. (b)	674,400
11,000	Michaels Stores, Inc.	630,630
6,000	Nieman Marcus Group, Inc.	319,200
13,000	Petsmart, Inc.	364,780
5,000	Whole Foods Market, Inc.	388,650
20,000	Williams Sonoma, Inc. (b)	699,800

		4,695,620

Shelter (0.8%):
21,000	D. R. Horton, Inc.	649,740

Technology (1.8%):
16,000	AMETEK, Inc.	456,800
18,000	L-3 Communications Holdings, Inc.	1,127,520

		1,584,320

Telecommunications (1.0%):
11,000	Telephone & Data Systems, Inc.	848,100

Transportation (1.9%):
16,000	C.H. Robinson Worldwide, Inc.	682,720
9,000	Expeditors International of Washington, Inc.	439,020
16,000	J.B. Hunt Transport Services, Inc.	542,400

		1,664,140

Utilities (3.8%):
20,000	Oklahoma Gas & Electric Company	520,000
26,000	Pioneer Natural Resources Company	869,700
15,000	PNM Resources, Inc.	320,550
20,000	SCANA Corporation	758,800
25,000	Wisconsin Energy Corporation	818,750

		3,287,800

Wholesale Distribution (0.5%):
8,000	CDW Corporation	468,000

Total Common Stocks		77,828,666

Depositary Receipts (4.7%):
38,000	S&P 400 Mid-Cap Depositary Receipt	4,019,260

Total Depositary Receipts		4,019,260

Affiliated Investments (4.1%):
3,578,889	Performance Money Market Fund (c)	3,578,889

Total Affiliated Investments		3,578,889

Shares or
Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (1.2%):
Federal National Mortgage Association (1.2%):
1,000,000	1.55%, 10/27/04	997,558

Total U.S. Government Agency Obligations		997,558

Warrants (0.0%):
Banking (0.0%):
43,000	Dime Bancorp, Inc. (b)	5,590

Total Warrants		5,590

Total (Cost $65,465,937) (a)		$86,429,963

Percentages indicated are based on net assets of $86,417,642.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$21,503,322
Unrealized depreciation	(539,296)

Net unrealized appreciation	$20,964,026

(b)	Non-income producing security.

(c)	Institutional class of shares.

See notes to schedule of investments.

Performance Funds Trust
Performance Leaders Equity Fund
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (95.6%):
Automotive (5.2%):
14,200	Eaton Corporation	$856,970
14,000	Harley-Davidson, Inc.	854,280

		1,711,250

Business Equipment & Services (10.7%):
10,400	Ebay, Inc. (b)	900,016
19,500	Ryder System, Inc.	854,295
30,400	Yahoo, Inc. (b)	866,704
16,500	Zebra Technologies Corporation (b)	942,975

		3,563,990

Capital Goods (8.0%):
12,000	Black & Decker Corporation	827,160
13,500	Fastenal Company	847,530
9,900	Harman International Industries, Inc.	957,231

		2,631,921

Commercial Services (3.3%):
24,300	AutoDesk, Inc.	1,079,163

Computers (5.4%):
27,000	Apple Computer, Inc. (b)	931,230
17,600	Symantec Corporation (b)	844,096

		1,775,326

Construction (2.6%):
14,500	Pulte Corporation	854,775

Consumer Durable (2.6%):
16,500	Danaher Corporation	848,430

Consumer Goods & Services (10.2%):
22,000	American Standard Companies, Inc. (b)	827,420
18,500	Avon Products, Inc.	817,330
23,000	Ball Corporation	858,820
19,000	Carnival Corporation	870,010

		3,373,580

Diversified (7.7%):
33,000	Edison International	887,040
9,500	Illinois Tool Works, Inc.	867,255
32,500	Thomas & Betts Corporation	799,500

		2,553,795

Energy (12.7%):
17,500	BJ Services Company (b)	840,875
22,000	Burlington Resources, Inc.	797,060
15,000	Noble Energy, Inc.	772,200
24,500	Sempra Energy	885,675
15,500	Smith International, Inc. (b)	883,190

		4,179,000

	Security
Shares	Description	Value
Financial Services (5.9%):
19,000	Bank of Hawaii Corporation	902,120
29,500	Countrywide Financial Corporation	1,048,725

		1,950,845

Health Care (7.9%):
14,500	C.R. Bard, Inc.	813,450
19,550	Coventry Health Care, Inc. (b)	992,749
11,000	Patterson Companies, Inc. (b)	805,530

		2,611,729

Insurance (2.6%):
12,000	StanCorp Financial Group, Inc.	870,000

Retail (5.1%):
20,000	Nordstrom, Inc.	742,600
21,900	Starbucks Corporation (b)	946,956

		1,689,556

Technology (3.0%):
25,600	QUALCOMM, Inc.	974,080

Transportation (2.7%):
26,100	J.B. Hunt Transport Services, Inc.	884,790

Total Common Stocks		31,552,230

Affiliated Investments (4.3%):
1,406,331	Performance Money Market Fund (c)	1,406,331

Total Affiliated Investments		1,406,331

Total (Cost $29,687,448) (a)		$32,958,561

Percentages indicated are based on net assets of $32,981,169.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,629,716
Unrealized depreciation	(358,603)

Net unrealized appreciation	$3,271,113

(b)	Non-income producing security.

(c)	Institutional class of shares.

See notes to schedule of investments.

Performance Advisor LifeStyle Series
Performance Advisor Growth Portfolio
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

	Security
Shares	Description	Value
Affiliated Investments (100.0%):
64,766	Performance Intermediate Term Income Fund (c)	$683,925
108,682	Performance Large Cap Equity Fund (c)	1,697,606
140,677	Performance Leaders Equity Fund (b)(c)	1,024,128
132,526	Performance Mid Cap Equity Fund (b)(c)	2,056,801
76,768	Performance Money Market Fund (c)	76,768
131,011	Performance Short Term Income Fund (c)	1,303,563

Total Affiliated Investments		6,842,791

Total (Cost $6,485,642) (a)		$6,842,791

Percentages indicated are based on net assets of $6,843,229.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$395,676
Unrealized depreciation	(38,527)

Net unrealized appreciation	$357,149

(b)	Non-income producing security.

(c)	Institutional class of shares.

See notes to schedule of investments.

Performance Advisor LifeStyle Series
Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

	Security
Shares	Description	Value
Affiliated Investments (99.8%):
168,736	Performance Intermediate Term Income Fund (c)	$1,781,854
115,348	Performance Large Cap Equity Fund (c)	1,801,733
124,445	Performance Leaders Equity Fund (b)(c)	905,957
146,250	Performance Mid Cap Equity Fund (b)(c)	2,269,804
264,205	Performance Money Market Fund (c)	264,205
219,568	Performance Short Term Income Fund (c)	2,184,698

Total Affiliated Investments		9,208,251

Total (Cost $8,907,126) (a)		$9,208,251

Percentages indicated are based on net assets of $9,225,877.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$350,711
Unrealized depreciation	(49,586)

Net unrealized appreciation	$301,125

(b)	Non-income producing security.

(c)	Institutional class of shares.

See notes to schedule of investments.

Performance Advisor LifeStyle Series
Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments	August 31, 2004
(Unaudited)

	Security
Shares	Description	Value
Affiliated Investments (99.9%):
137,995	Performance Intermediate Term Income Fund (c)	$1,457,224
91,306	Performance Large Cap Equity Fund (c)	1,426,194
36,049	Performance Mid Cap Equity Fund (b)(c)	559,477
465,847	Performance Money Market Fund (c)	465,846
201,470	Performance Short Term Income Fund (c)	2,004,629

Total Affiliated Investments		5,913,370

Total (Cost $5,838,202) (a)		$5,913,370

Percentages indicated are based on net assets of $5,918,433.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$112,366
Unrealized depreciation	(37,198)

Net unrealized appreciation	$75,168

(b)	Non-income producing security.

(c)	Institutional class of shares.

See notes to schedules of investments.

Performance Funds Trust
Notes to Schedules of Investments — August 31, 2004

1.	Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of ten separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only, and the three Advisor Lifestyle Funds, which offers C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the

Performance Funds Trust
Notes to Schedule of Investments (continued) — August 31, 2004

“Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

Repurchase Agreements:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund’s custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Walter B. Grimm, President, Performance Funds

Date	10/26/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm, President, Performance Funds

Date	10/26/04

By (Signature and Title)*	/s/ Anthony L. Mercure, Treasurer, Performance Funds

Date	10/29/04

*	Print the name and title of each signing officer under his or her signature.